                        Supplement dated October 24, 2003
                   to the Statement of Additional Information
                     of Pearl Mutual Funds dated May 1, 2003


On October 3, 2003, the Board of Trustees of Pearl Mutual Funds (the "Trust") appointed James P. Stein, D.V.M., as an additional independent Trustee. As a result, the following information is added to the table entitled "Trustees who are not 'Interested Persons' of the Funds" located on page 28 of the Statement of Additional Information:

                   Positions
                      Held      Date First
                    with the    Elected or
  Name and Age       Trust     Appointed to          Principal Occupations                 Other
at April 1, 2003   and Funds      Office              during Past 5 Years              Directorships
  James P. Stein,   Trustee      Oct. 2003   Chairman of Board of Directors (since       None.
    D.V.M., 52                               1999) and Director, Central
                                             Bancshares, Inc.; Director, subsidiary
                                             banks of Central Bancshares, Inc.;
                                             Director, Varied Investments, Inc.;
                                             Doctor of Veterinary Medicine; private
                                             investor.


Dr. Stein's address is: Central State Bank Building, Room 207, 301 Iowa Avenue, Muscatine, IA 52761-3837. The Board also appointed Dr. Stein as a member of the Audit Committee.

The following table illustrates the dollar range of any equity securities "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by Dr. Stein of Pearl Total Return Fund and Pearl Aggressive Growth Fund. The dollar range for the securities represented in the table was determined using the net asset value of a share of the Fund as of the close of business on October 21, 2003.

                                                                           Aggregate Dollar Range
                                                                         of Equity Securities in All
                                                                            Registered Investment
                                                                            Companies Overseen by
                                                Dollar Range of Equity       Trustee in Family of
   Name of Trustee      Name of Fund            Securities in each Fund      Investment Companies
   ---------------      ------------            -----------------------  ---------------------------
Trustee who is not an interested person of the Funds:
James P. Stein, D.V.M.  Total Return Fund          $10,001 - $50,000
                        Aggressive Growth Fund     $10,001 - $50,000          $10,001 - $50,000

Dr. Stein does not own beneficially or of record, any security of Pearl Management Company or any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with Pearl Management Company.

On October 3, 2003, the Board of Trustees of the Trust appointed and elected Christopher A. Hoffman as a Vice President. As a result, the following information is added to the table entitled "Other Officers of Pearl Mutual Funds" located on pages 28 and 29 of the Statement of Additional Information:

                                    Date First
                   Positions Held   Elected or
  Name and Age     with the Trust  Appointed to           Principal Occupations                Other
at April 1, 2003     and Funds       Office                during Past 5 Years             Directorships
 Christopher A.    Vice President    Oct. 2003   Vice President (since Aug. 2003) and          None.
  Hoffman, 36                                    Director (since Sept. 2003), Pearl
                                                 Management Company; Managing Member,
                                                 Hoffman Enterprises LLC; Agent, Life
                                                 Investors (since June 2002); Registered
                                                 Representative, SII Investments (Oct.
                                                 2002 to Aug. 2003); Registered
                                                 Representative, ISI Securities (June
                                                 2002 to Sept. 2002); Registered
                                                 Representative, Franklin Financial
                                                 Services (Sept. 2000 to May 2002);
                                                 Agent, American General Insurance (Sept.
                                                 2000 to May 2002); Account Executive,
                                                 First Data Corp. (e-commerce) (April
                                                 1998 to Oct. 1999).

Mr. Hoffman's address is 2610 Park Avenue, PO Box 209, Muscatine, Iowa 52761. Mr. Hoffman also serves as a member of the Investment Committee of the Funds and of Pearl Management Company.